Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	SERIES PORTFOLIOS TRUST (the “Trust”)
Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084
Rareview Longevity Income Generation Fund (S000055426)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Rareview Longevity Income Generation Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2018, and filed electronically as Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N‑1A on February 28, 2018.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
Secretary of Series Portfolios Trust